Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

July 12, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of July 6, 2011

2. We note your response to our prior comment 2 from our letter dated May 17, 2011.

Please include in this Form S-1 the information set forth in the response that you plan on spending $108,042 during the next year on exploration of the Westrose property. Please also disclose how you intend to raise such funds.

The disclosure has been updated on pages 4, 29 and 30.

The funds we raise will be done through private placements of Abby Inc. restricted stock or shareholder loans if they can be arranged.

Prospectus Summary, page 4

3. We note your response to our prior comment 6 from our letter dated May 17, 2011 and reissue the comment in part. Please revise to provide an update as to whether you have commenced phase one and whether you have the capital to advance the remaining amount for phase two.

Phase one has been completed and we are having the results studied.  Phase two is partially complete.    We are actively raising funds to complete by October 31, 2011.

4. We note your response to our prior comment 7 from our letter dated May 17, 2011 and reissue the comment. Please expand the table in the Prospectus Summary section that summarizes the four phases of your anticipated exploration program to include disclosure regarding the estimated budget for each phase.

The disclosure has been updated on page five.

Description of Business, page 24

5. We note your response to our prior comment 9 from our letter dated May 17, 2011 and the comment cited therein. We note further that Mr. Wilkinson verbally agreed to remain in an advisory capacity to the company. Please provide the details of your agreement with Mr. Wilkinson. Further, please provide the basis for your inclusion of the biographical information of Mr. Wilkinson given that he no longer is an officer, director,

or significant employee of the company. If you choose to retain his biographical information, please revise your disclosure to identify all the junior oil companies Mr.

Wilkinson is assisting in year-end reserves audits and assisting in the management of oil and gas assets, including his relationship with Dong Energy. Also include disclosure regarding Mr. Wilkinson’s potential conflicts of interests with the company both in his capacity as a consultant and as the Westrose property owner.

Mr. Wilkinson has verbally agreed that we can consult  with him from time to time if need be.

At this time we don’t see the need yet as our present director(Randy Croteau) has expertise in our area.

Mr. Croteau is very familiar with the area and has been up there to study the concession.

The disclosure has been updated on page 27.

6. We note your response to our prior comment 10 from our letter dated May 17, 2011 and the comment cited therein. Please revise your filing to include disclosure required pursuant to Item 401(f) of Regulation S-K regarding involvement or lack of involvement of your directors or executive officers in certain legal proceedings enumerated in Item

401(f).

None of our directors or executive officers has been involved in any of the following events during the past ten years:

  -any bankruptcy petition filed by or against any business of which such person was a general partner or executive officer either at the time of the bankruptcy or within two years prior to that time;

  -any conviction in a criminal proceeding or being subject to a pending criminal proceeding (excluding traffic violations and other minor offences);

  -being subject to any order, judgment, or decree, not subsequently reversed, suspended or vacated, of any court of competent jurisdiction, permanently or temporarily enjoining, barring, suspending or otherwise limiting his involvement in any type of business, securities or banking activities; or

   -being found by a court of competent jurisdiction (in a civil action), the Securities and Exchange Commission or the Commodity Futures Trading Commission to have violated a federal or state securities or commodities law, and the judgment has not been reversed, suspended, or vacated.

Management Discussion and Analysis, page 29

7. We note your response to our prior comment 11 from our letter dated May 17, 2011 and the comments cited therein and reissue the comment in part. Please provide the agreement with American Dev. Corp. as an exhibit to the filing, disclosure regarding the specific work that will be accomplished by American Dev. Corp. Further, please clarify in your disclosure what is meant by the statement that American Dev. Corp. is

“responsible for lining up exploration activities.”

The letter from ADC is attached as an exhibit.  American Dev. Corp will assist in procuring the proper manpower and equipment to further phases one and two.  Our Director (Randy Croteau) will oversee all aspects of this operation.

Please note that our email address has been changed in the company business part of edgar.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 President